Employee benefits (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Employee benefits
Expected Contributions to plan on gratuity fund, net defined benefit liability asset	₨ 102
Contributions to plan, net defined benefit liability (asset)		₨ 286	₨ 275	₨ 244
Contributions to plan by employer, net defined benefit liability (asset)		₨ 19	₨ 19